Key management compensation	12 Months Ended
Dec. 31, 2020
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Key management compensation
25.	Key management compensation
The compensation for key management, which comprises Turquoise Hill’s directors, Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, and Chief Legal Officer in respect of employee services is as follows:

	Year Ended December 31,
	2020	2019 a
Salaries, director fees and other short term benefits	$3,186	$3,868
Post-employment benefits	293	262
Share based payment	1,628	1,455
	$5,107	$5,585

(a)	2019 figures have been restated to include the compensation of the Chief Legal Officer.